U.S. SECURITIES AND EXCHANGE COMMISSION

                  Washington DC 20549

                      FORM 24F-2

            Annual Filing under Rule 24f-2
         of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.
                 please print or type.

1.   Name and address of issuer:

     First Fortis Life Insurance Company
          P. O. Box 3209
          Syracuse NY 13220

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

          Separate Account A

3.   Investment Company Act File Number: 811-8154

     Securities Act File Number:

4(a). Last day of fiscal year for which this notice is filed:

               December 31, 1998

4(b). ___ Check box if this Form is being filed late
          (i.e., more than 90 days after the end of the issuer's fiscal year).

                    N/A

4(c).___ Check box if this is the last time the issuer will be filing this Form.

                    N/A
5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f):
               $26,584,718

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

               $1,724,369
     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

               $0

     (iv) Total available redemption credits (add items
          5(ii) and 5(iii):

               --$1,724,369

     (v)  Net sales--if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]

               $24,860,349

     (vi) Redemption credits available for use in
          future years -- if Item 5(i) is less that
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i):
               $0

     (vii) Multiplier for determining registration fee (see instruction C.9):

               .000278

     (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii] (enter "0" if no fee is due):

               $6,911.18

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
               N/A

7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

               $6,911.18

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Account Number:  9108739
     Method of Delivery: Wire transfer


SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)

          /s/ Barbara R. Hege

          Barbara R. Hege, Chief Financial Officer


Date:     __________________________